CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 15, 2023 $ / shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares	Dec. 26, 2019 shares
Rights of use lease assets, net	¥ 2,654,900	$ 366,127		¥ 6,666,759
Operating lease liabilities - current	3,066,146	422,841		3,892,774
Operating lease liabilities - non-current	¥ 25,144	$ 3,468		¥ 2,184,635
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0925	$ 0.0925		$ 0.0925	$ 0.0925	$ 0.0925	¥ 0.62
Ordinary shares, shares authorized	150,000,000	150,000,000		150,000,000			150,000,000	150,000,000
Ordinary shares, shares issued	40,528,218	40,528,218		29,700,718
Ordinary shares, shares outstanding	40,528,218	40,528,218		29,700,718					4,611,720
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0925			$ 0.0925		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized	20,000,000	20,000,000		20,000,000			20,000,000	20,000,000
Ordinary shares, shares issued	7,100,000	7,100,000		4,100,000
Ordinary shares, shares outstanding	7,100,000	7,100,000		4,100,000
Related party
Rights of use lease assets, net	¥ 335,976	$ 46,333		¥ 765,241
Operating lease liabilities - current	335,976	46,333		429,265
Operating lease liabilities - non-current	¥ 0	$ 0		¥ 335,976